INCOME TAXES - Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	$ 261	$ 197
Deferred income tax liabilities	(969)	(988)
Total net deferred tax (liability) asset	(708)	(791)	$ (1,059)
Difference in basis
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total net deferred tax (liability) asset	(1,135)	(1,108)
Canada | Losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total net deferred tax (liability) asset	45	23
U.S. | Losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total net deferred tax (liability) asset	50	5
International | Losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total net deferred tax (liability) asset	$ 332	$ 289